Federated Hermes Short-Intermediate Municipal Fund
(formerly, Federated Short-Intermediate Duration Municipal Trust)
Portfolio of Investments
September 30, 2020 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—90.7%
		Alabama—2.3%
$6,500,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 12/1/2025	$7,452,510
1,000,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 5 (Series 2020A-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 10/1/2026	1,162,960
8,000,000		Lower Alabama Gas District, Gas Project Revenue Bonds Project No.2 (Series 2020A) TOBs, (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 12/1/2025	9,162,080
2,500,000		Mobile, AL IDB (Alabama Power Co.), PCR Bonds (Series 2007A) TOBs, 1.000%, Mandatory Tender 6/26/2025	2,507,100
450,000		Prattville, AL IDB (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	469,391
425,000		Prattville, AL IDB (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019C) TOBs, 2.000%, Mandatory Tender 10/1/2024	443,313
		TOTAL	21,197,354
		Alaska—0.5%
1,250,000		Alaska International Airports System, Revenue Refunding Bonds (Series 2016A), 5.000%, 10/1/2024	1,455,863
1,010,000		Alaska State Housing Finance Corp., Revenue Bonds (Series 2013A), 5.000%, 12/1/2022	1,085,255
1,550,000		Anchorage, AK Electric Utility System, Senior Lien Revenue Refunding Bonds (Series 2014A), 5.000%, 12/1/2022	1,703,620
		TOTAL	4,244,738
		Arizona—1.3%
3,330,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019) TOBs, 4.918%, Mandatory Tender 6/3/2024	3,843,120
1,750,000		Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2023	1,942,220
1,000,000		Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2024	1,146,330
1,500,000		Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2025	1,769,130
3,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), (Original Issue Yield: 4.750%), 4.700%, 10/1/2024	3,007,440
		TOTAL	11,708,240
		California—5.7%
5,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007B-1) FRNs, 1.220% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	5,059,000
10,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007G-1) FRNs, 1.220% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	10,118,000
2,045,000		California Health Facilities Financing Authority (Kaiser Permanente), Revenue Bonds (Series 2017C) TOBs, 5.000%, Mandatory Tender 11/1/2022	2,245,390
1,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2022	1,056,430
2,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2023	2,196,020
2,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2024	2,269,440
1,500,000	[2]	California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2009A) TOBs, 1.300%, Mandatory Tender 2/3/2025	1,516,485
4,000,000	[2]	California PCFA (Republic Services, Inc.), Solid Waste Refunding Revenue Bonds (Series 2010A) TOBs, 0.500%, Mandatory Tender 11/2/2020	4,000,920
3,750,000		California State, UT GO Various Purpose Bonds, 5.000%, 3/1/2029	4,974,900
2,500,000		California State, UT GO Various Purpose Bonds, 5.000%, 3/1/2030	3,367,150
1,000,000		California State, Various Purpose GO Bonds (Series 2020-1), 5.000%, 11/1/2027	1,297,000
1,000,000		California State, Various Purpose GO Refunding Bonds (Series 2020-2), 5.000%, 11/1/2026	1,267,900
2,000,000		California State, Various Purpose GO Refunding Bonds (Series 2020-2), 5.000%, 11/1/2028	2,652,100

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$2,000,000		Los Angeles County, CA Metropolitan Transportation Authority, Measure R Junior Subordinate Sales Tax Revenue Refunding Bonds (Series 2020A) Green Bonds, 5.000%, 6/1/2030	$2,730,560
2,860,000		Los Angeles Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Power System Revenue Bonds (Series 2020A), 5.000%, 7/1/2029	3,884,023
2,000,000		Southern California Public Power Authority (Power Projects), Windy Point/Windy Flats Project Revenue Refunding Bonds (Series 2020-1) Green Bonds, 5.000%, 4/1/2024	2,311,200
2,000,000		Western Placer, CA Unified School District, Community Facilities District No.2 2020 Bond Anticipation Notes, 2.000%, 6/1/2025	2,059,740
		TOTAL	53,006,258
		Colorado—1.4%
350,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.000%, 1/1/2021	350,189
400,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.000%, 1/1/2022	400,800
640,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2023	654,694
750,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2024	773,040
600,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2025	622,236
1,000,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.000%, 12/1/2020	1,006,230
750,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.000%, 12/1/2021	782,655
250,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.000%, 12/1/2022	269,725
3,000,000		Denver, CO City & County Department of Aviation, Airport System Revenue Refunding Bonds (Series 2019D) TOBs, 5.000%, Mandatory Tender 11/15/2022	3,272,610
450,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2024	528,961
280,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2025	339,696
1,480,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2026	1,846,182
2,000,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2027	2,560,080
		TOTAL	13,407,098
		Connecticut—1.5%
1,000,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2028	1,290,510
2,600,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2029	3,411,642
1,000,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2030	1,331,880
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 1.020% (SIFMA 7-day +0.900%), 3/1/2023	1,512,885
2,255,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 1.070% (SIFMA 7-day +0.950%), 3/1/2024	2,276,693
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 1.110% (SIFMA 7-day +0.990%), 3/1/2025	4,037,840
		TOTAL	13,861,450
		Delaware—0.2%
2,000,000		Delaware Economic Development Authority (Delmarva Power and Light Co.), Gas Facilities Revenue Refunding Bonds (Series 2020A) TOBs, 1.050%, Mandatory Tender 7/1/2025	2,014,000
		Florida—1.5%
575,000		Broward County, FL Port Facilities, Revenue Refunding Bonds (Series 2011A), (Assured Guaranty Municipal Corp. INS), 5.000%, 9/1/2024	595,867
1,500,000		Citizens Property Insurance Corp. FL, Revenue Bonds (Series 2015A1), 5.000%, 6/1/2022	1,579,665
1,500,000		Citizens Property Insurance Corp. FL, Senior Secured Revenue Bonds (Series 2012 A-1), 5.000%, 6/1/2021	1,545,585
1,195,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.000%, 6/1/2021	1,228,723
1,000,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.000%, 6/1/2022	1,070,310

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$1,245,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.000%, 10/1/2021	$1,297,726
1,300,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.000%, 10/1/2022	1,402,843
3,265,000		Palm Beach County, FL Health Facilities Authority (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2016), 5.000%, 11/15/2021	3,404,742
1,345,000		Volusia County, FL Education Facility Authority (Stetson University, Inc.), Revenue Refunding Bonds (Series 2015), 5.000%, 6/1/2024	1,532,560
		TOTAL	13,658,021
		Georgia—3.9%
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2022	1,090,240
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2023	1,129,740
800,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2024	933,848
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1995) TOBs, 2.050%, Mandatory Tender 11/19/2021	3,049,620
7,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 0.854% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 9/1/2023	6,992,230
5,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018C) TOBs, (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 12/1/2023	5,504,950
5,300,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2019B) TOBs, (Toronto Dominion Bank GTD), 4.000%, Mandatory Tender 12/2/2024	6,012,532
5,500,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), Scherer Plant Pollution Control Revenue Bonds (First Series 1995), 2.250%, 7/1/2025	5,661,920
3,500,000		Private Colleges & Universities Facilities of GA (Emory University), Revenue Bonds (Series 2020B), 5.000%, 9/1/2030	4,805,360
850,000		Savannah, GA EDA (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019A) TOBs, 2.000%, Mandatory Tender 10/1/2024	886,626
		TOTAL	36,067,066
		Illinois—5.8%
1,000,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.000%, 1/1/2022	1,051,490
1,500,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2013C), 5.000%, 1/1/2022	1,577,235
2,000,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2021	2,021,380
500,000		Chicago, IL O'Hare International Airport, General AirportSenior Lien Revenue Refunding Bonds (Series 2020B), 5.000%, 1/1/2024	572,580
500,000		Chicago, IL O'Hare International Airport, General AirportSenior Lien Revenue Refunding Bonds (Series 2020B), 5.000%, 1/1/2026	609,405
500,000		Chicago, IL O'Hare International Airport, General AirportSenior Lien Revenue Refunding Bonds (Series 2020B), 5.000%, 1/1/2028	633,790
1,000,000		Chicago, IL O'Hare International Airport, General AirportSenior Lien Revenue Refunding Bonds (Series 2020B), 5.000%, 1/1/2029	1,284,730
1,000,000		Chicago, IL O'Hare International Airport, General AirportSenior Lien Revenue Refunding Bonds (Series 2020B), 5.000%, 1/1/2030	1,301,210
1,000,000		Chicago, IL O'Hare International Airport, Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2023	1,103,100
1,135,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2016A-1), 5.000%, 11/1/2023	1,274,185
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2020	1,003,520
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2021	1,047,090
5,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2022	5,419,050
2,645,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2023	2,969,356
1,780,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2022	1,785,393
1,845,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2023	1,851,181
2,800,000		Illinois Finance Authority (American Water Capital Corp.), Revenue Refunding Bonds (Series 2020) TOBs, 0.700%, Mandatory Tender 9/1/2023	2,797,256
3,000,000		Illinois Finance Authority (OSF Health Care Systems), Revenue Bonds (Series 2020A) TOBs, 5.000%, Mandatory Tender 11/15/2026	3,646,740
1,200,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 11/1/2021	1,244,436

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$1,500,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 11/1/2022	$1,603,935
1,800,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 11/1/2023	1,979,802
3,000,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016B) FRNs, 1.459% (1-month USLIBOR x 0.70 +1.350%), Mandatory Tender 5/1/2021	3,000,420
3,000,000		Illinois Housing Development Authority (Century Woods), Multifamily Housing Revenue Bonds (Series 2019) TOBs, (GNMA COL), 1.868%, Mandatory Tender 10/1/2021	3,046,860
1,750,000		Illinois State, UT GO Bonds (Series 2020B), 5.500%, 5/1/2024	1,897,368
1,500,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2021	1,543,005
2,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2022	2,094,420
1,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2023	1,059,780
2,300,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2028	2,538,395
1,925,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2017), 5.000%, 6/1/2026	2,357,952
		TOTAL	54,315,064
		Indiana—0.8%
725,000		Ball State University, IN, Revenue Refunding Bonds (Series 2016), 5.000%, 7/1/2021	751,078
500,000		Ball State University, IN, Revenue Refunding Bonds (Series 2016), 5.000%, 7/1/2022	540,555
1,000,000		Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2016C), 5.000%, 1/1/2024	1,148,220
1,000,000		Indiana State Finance Authority Hospital Revenue (Beacon Health System Obligated Group), Hospital Revenue Bonds (Series 2013A), 5.000%, 8/15/2021	1,039,610
4,000,000		Rockport, IN PCR (Indiana Michigan Power Co.), Revenue Refunding Bonds (Series 2008D) TOBs, 2.050%, Mandatory Tender 6/1/2021	4,030,560
		TOTAL	7,510,023
		Iowa—0.1%
1,040,000		Ames, IA Hospital Revenue (Mary Greeley Medical Center), Revenue Refunding Bonds (Series 2016), 5.000%, 6/15/2023	1,160,744
		Kansas—0.5%
2,000,000		Holton, KS (Holton Community Hospital), Hospital Loan Anticipation Revenue Bonds (Series 2019), 2.500%, 7/1/2021	2,006,280
1,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 9/1/2021	1,042,950
1,000,000		Wyandotte County, KS Unified Government Utility System, Revenue Bonds (Series 2016A), 5.000%, 9/1/2024	1,175,470
		TOTAL	4,224,700
		Kentucky—4.0%
2,640,000		Kentucky Bond Development Corp. (St. Elizabeth Medical Center), Hospital Facilities Revenue Refunding Bonds (Series 2016), 5.000%, 5/1/2024	3,035,604
5,000,000		Kentucky Economic Development Finance Authority (Catholic Health Initiatives), Revenue Bonds (Series 2009B) TOBs, 2.700%, Mandatory Tender 11/10/2021	5,099,850
3,000,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), Pollution Control Revenue Bonds (Series 2005A) TOBs, 1.750%, Mandatory Tender 7/1/2026	3,086,550
4,000,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), Revenue Refunding Bonds Series 2013A (Remarketing 4/1/19) TOBs, 1.850%, Mandatory Tender 4/1/2021	4,022,400
5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 4/1/2024	5,519,950
4,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	4,482,880
9,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2020A) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 6/1/2026	10,410,570
2,250,000		Trimble County, KY (Louisville Gas & Electric Co.), PCR Refunding Bonds (Series 2016A) TOBs, 1.300%, Mandatory Tender 9/1/2044	2,242,237
		TOTAL	37,900,041
		Louisiana—2.8%
1,450,000		East Baton Rouge Sewerage Commission, Revenue Refunding Bonds (Series 2020A), 5.000%, 2/1/2028	1,877,141
750,000		East Baton Rouge Sewerage Commission, Revenue Refunding Bonds (Series 2020A), 5.000%, 2/1/2030	1,010,100
5,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (East Baton Rouge Sewerage Commission), Subordinate Lien Multi-Modal Revenue Refunding Bonds (Series 2020B) TOBs, 0.875%, Mandatory Tender 2/1/2025	4,961,300

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Louisiana—continued
$6,000,000		Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2010B-1A) TOBs, 2.000%, Mandatory Tender 10/1/2022	$6,067,140
790,000		New Orleans, LA Aviation Board, Revenue Bonds (Series 2015A), 5.000%, 1/1/2024	895,299
3,765,000		St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010) TOBs, 4.000%, Mandatory Tender 6/1/2022	3,923,657
7,000,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-2) TOBs, 2.375%, Mandatory Tender 7/1/2026	7,088,410
		TOTAL	25,823,047
		Maryland—0.2%
850,000		Rockville, MD Mayor & City Council Econ Dev Revenue (Ingleside at King Farm), Paydown Securities TEMPS-70 (Series 2017C-2), 3.000%, 11/1/2025	850,000
620,000		Rockville, MD Mayor & City Council Econ Dev Revenue (Ingleside at King Farm), Paydown Securities TEMPS-85 (Series 2017C-1), 3.500%, 11/1/2026	607,005
		TOTAL	1,457,005
		Massachusetts—1.2%
2,000,000		Massachusetts Development Finance Agency (Harvard University), Revenue Refunding Bonds (Series 2020A), 5.000%, 10/15/2029	2,739,820
1,000,000		Massachusetts Development Finance Agency (Harvard University), Revenue Refunding Bonds (Series 2020A), 5.000%, 10/15/2030	1,399,270
6,000,000		Massachusetts State Development Finance Agency (Boston University), Revenue Bonds (Series 2019 DD-1) TOBs, 5.000%, Mandatory Tender 4/1/2024	6,797,220
310,000		Massachusetts State Housing Finance Agency Housing Revenue, SFM Revenue Bonds (Series 172), 4.000%, 6/1/2045	326,002
		TOTAL	11,262,312
		Michigan—1.6%
5,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2022	5,415,600
2,500,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2021	2,589,150
1,205,000		Michigan State Trunk Line, State Trunk Line Fund Refunding Bonds (Series 2020A), 5.000%, 11/15/2023	1,383,822
1,000,000		Michigan State Trunk Line, State Trunk Line Fund Refunding Bonds (Series 2020A), 5.000%, 11/15/2024	1,192,090
3,500,000		Michigan Strategic Fund (Detroit Edison Co.), Variable Rate Limited Obligation Revenue Refunding Bonds (Series 2008ET-2) TOBs, 1.450%, Mandatory Tender 9/1/2021	3,516,205
1,170,000		Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.000%, 10/15/2020	1,171,813
		TOTAL	15,268,680
		Minnesota—0.3%
3,000,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 0.550% (SIFMA 7-day +0.430%), Mandatory Tender 7/3/2023	2,999,070
		Mississippi—0.7%
1,250,000		Mississippi Business Finance Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002) TOBs, 2.200%, Mandatory Tender 6/3/2024	1,306,213
1,000,000		Mississippi Business Finance Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2004) TOBs, 0.550%, Mandatory Tender 9/1/2021	1,000,180
4,000,000		Warren County, MS Gulf Opportunity Zone (International Paper Co.), Revenue Refunding Bonds (Series 2020A) TOBs, 1.375%, Mandatory Tender 6/16/2025	4,076,160
		TOTAL	6,382,553
		Missouri—0.9%
1,570,000		Cape Girardeau County, MO IDA (St. Francis Medical Center, MO), Revenue Bonds (Series 2013A), 5.000%, 6/1/2022	1,685,819
565,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2014A), 5.000%, 2/1/2021	571,690
500,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016A), 5.000%, 2/1/2023	539,685
800,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2021	809,472
650,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2022	680,199
1,200,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2023	1,295,244
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2024	832,372
850,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2025	966,994

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Missouri—continued
$750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2026	$868,140
		TOTAL	8,249,615
		Montana—0.5%
4,710,000	[1]	Montana Facility Finance Authority (Billings Clinic Obligated Group), Variable Rate Revenue Bonds (Series 2018C) FRNs, 0.670% (SIFMA 7-day +0.550%), Mandatory Tender 8/15/2023	4,707,645
		Nevada—2.1%
6,665,000		Clark County, NV Airport System, Airport System Subordinate Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 7/1/2026	8,109,972
3,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 6/15/2028	3,842,460
875,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 6/15/2030	1,158,491
6,500,000		Washoe County, NV Gas & Water Facilities Revenue (Sierra Pacific Power Co.), Refunding Revenue Bonds (Series 2016B) TOBs, 3.000%, Mandatory Tender 6/1/2022	6,766,110
		TOTAL	19,877,033
		New Hampshire—0.7%
2,750,000		National Finance Authority, NH (Waste Management, Inc.), (Series A-1) TOBs, 0.400%, Mandatory Tender 12/1/2020	2,750,083
4,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-2) TOBs, 2.150%, Mandatory Tender 7/1/2024	4,150,800
		TOTAL	6,900,883
		New Jersey—4.6%
2,600,000		Camden, NJ BANs, 1.500%, 8/12/2021	2,610,920
5,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2015 XX), 5.000%, 6/15/2022	5,336,750
10,000,000	[1]	New Jersey EDA (New Jersey State), School Facilities Construction Refunding SIFMA Index Bonds (Series 2013 I) FRNs, 1.370% (SIFMA 7-day +1.250%), 9/1/2025	9,806,400
1,000,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020A), 1.000%, 6/1/2023	1,002,680
2,000,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020C), 1.150%, 6/1/2023	2,029,680
1,000,000		New Jersey Turnpike Authority, Revenue Bonds (Series 2017A), 5.000%, 1/1/2027	1,246,740
5,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-3) FRNs, 0.709% (1-month USLIBOR x 0.70 +0.600%), 1/1/2023	4,987,550
5,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-4) FRNs, 0.809% (1-month USLIBOR x 0.70 +0.700%), 1/1/2024	4,992,150
600,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2025	721,326
500,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2026	615,485
625,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2027	784,262
1,300,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2028	1,652,495
500,000		Newark, NJ, UT GO Qualified School Refunding Bonds (Series 2020B), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2024	582,990
500,000		Newark, NJ, UT GO Qualified School Refunding Bonds (Series 2020B), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2025	601,105
1,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2022	1,069,820
2,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2023	2,775,475
2,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2024	2,295,900
		TOTAL	43,111,728
		New Mexico—1.1%
3,500,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds (Series 2010B) TOBs, 2.125%, Mandatory Tender 6/1/2022	3,575,460

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Mexico—continued
$4,000,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds San Juan Project (Series 2010D) TOBs, 1.100%, Mandatory Tender 6/1/2023	$4,018,960
2,200,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 5/1/2025	2,617,758
		TOTAL	10,212,178
		New York—3.9%
5,500,000		Chautauqua County, NY Capital Resource Corporation (NRG Energy, Inc.), Exempt Facilities Revenue Refunding Bonds (Series 2020) TOBs, 1.278%, Mandatory Tender 4/3/2023	5,462,710
4,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2019B) TOBs, 1.650%, Mandatory Tender 9/1/2024	4,125,120
900,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020A), 5.000%, 9/1/2028	1,181,817
1,200,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020A), 5.000%, 9/1/2029	1,604,016
875,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020A), 5.000%, 9/1/2030	1,191,496
4,040,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020B) TOBs, 0.850%, Mandatory Tender 9/1/2025	4,060,119
3,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-A2) FRNs, (Assured Guaranty Municipal Corp. INS), 0.787% (1-month USLIBOR x 0.69 +0.680%), Mandatory Tender 4/6/2021	2,971,620
5,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 0.654% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 11/1/2022	4,729,900
3,000,000		New York City Housing Development Corp., Sustainable Neighborhood Bonds (Series 2019B-2) TOBs, 2.100%, Mandatory Tender 7/3/2023	3,054,720
1,000,000		New York City, NY IDA (Yankee Stadium LLC), Pilot Revenue Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2028	1,255,690
1,500,000		New York City, NY IDA (Yankee Stadium LLC), Pilot Revenue Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2029	1,916,925
1,600,000		New York City, NY IDA (Yankee Stadium LLC), Pilot Revenue Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2030	2,069,984
2,500,000		New York State HFA, Affordable Housing Revenue Bonds (Series 2019F Group 3) TOBs, (New York State Mortgage Agency GTD), 1.875%, Mandatory Tender 11/1/2021	2,501,825
		TOTAL	36,125,942
		North Carolina—1.5%
825,000		Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019A) TOBs, 2.000%, Mandatory Tender 10/1/2024	860,549
1,030,000		North Carolina HFA, Revenue Bonds (Series 2017 38-B), 4.000%, 7/1/2047	1,118,642
1,875,000		North Carolina State Grant Anticipation Revenue, Grant Anticipation Revenue Vehicle Bonds (Series 2019), 5.000%, 3/1/2025	2,256,075
1,600,000		North Carolina State Grant Anticipation Revenue, Grant Anticipation Revenue Vehicle Bonds (Series 2019), 5.000%, 3/1/2026	1,983,824
1,750,000		North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2027	2,115,575
1,000,000		North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2028	1,232,080
2,000,000		Wake County, NC, UT GO Refunding Bonds (Series 2020A), 5.000%, 4/1/2027	2,578,860
1,000,000		Wake County, NC, UT GO Refunding Bonds (Series 2020A), 5.000%, 4/1/2028	1,322,220
500,000		Wake County, NC, UT GO Refunding Bonds (Series 2020A), 5.000%, 4/1/2029	676,640
		TOTAL	14,144,465
		North Dakota—0.2%
2,200,000		Burleigh Co., ND Health Care Revenue (Missouri Slope North Campus), Healthcare BAN (Series 2020), 3.000%, 11/1/2021	2,157,606
		Ohio—2.8%
3,500,000		Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2017B) TOBs, 2.150%, Mandatory Tender 5/5/2022	3,729,705
1,350,000		American Municipal Power-Ohio, Inc. (Combined Hydroelectric Projects), Revenue Refunding Bonds (Series 2020A), 5.000%, 2/15/2026	1,664,388
1,600,000		American Municipal Power-Ohio, Inc. (Combined Hydroelectric Projects), Revenue Refunding Bonds (Series 2020A), 5.000%, 2/15/2027	2,021,136

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,750,000	American Municipal Power-Ohio, Inc. (Combined Hydroelectric Projects), Revenue Refunding Bonds (Series 2020A), 5.000%, 2/15/2028	$2,258,690
1,500,000	American Municipal Power-Ohio, Inc., Revenue Refunding Bonds (Series 2017A), 5.000%, 2/15/2025	1,792,635
650,000	Cleveland, OH (Cleveland, OH Water), Water Revenue Bonds (Series 2020FF), 5.000%, 1/1/2026	804,694
950,000	Cleveland, OH (Cleveland, OH Water), Water Revenue Bonds (Series 2020FF), 5.000%, 1/1/2027	1,208,875
600,000	Cleveland, OH (Cleveland, OH Water), Water Revenue Bonds (Series 2020FF), 5.000%, 1/1/2028	783,684
1,100,000	Cleveland, OH (Cleveland, OH Water), Water Revenue Bonds (Series 2020FF), 5.000%, 1/1/2029	1,466,322
800,000	Cleveland, OH (Cleveland, OH Water), Water Revenue Bonds (Series 2020FF), 5.000%, 1/1/2030	1,089,968
500,000	Hamilton County, OH Hospital Facilities Authority (UC Health ), Revenue Bonds (Series 2014), 5.000%, 2/1/2023	550,350
3,500,000	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 2/1/2025	4,129,545
790,000	Lorain County, OH, (Series B) BANs, 1.300%, 2/6/2021	790,395
1,500,000	Ohio State Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Refunding Bonds (Series 2014A) TOBs, 2.400%, Mandatory Tender 10/1/2029	1,552,185
455,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2020A), 5.000%, 1/15/2026	550,145
345,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2020A), 5.000%, 1/15/2027	426,975
1,000,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2020B) TOBs, 5.000%, Mandatory Tender 1/15/2025	1,170,340
	TOTAL	25,990,032
	Oklahoma—1.9%
2,285,000	Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.500%, 9/1/2021	2,373,384
3,500,000	Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2024	4,028,955
3,200,000	Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2025	3,802,176
5,000,000	Oklahoma Development Finance Authority (Gilcrease Developers, LLC), Limited Obligation Revenue Bonds (Series 2020), 1.625%, 7/6/2023	4,992,550
1,850,000	Oklahoma Development Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2004A), 2.375%, 12/1/2021	1,886,278
1,000,000	Tulsa County, OK Industrial Authority (Broken Arrow Public Schools), Educational Facilities Lease Revenue Bonds (Series 2016), 5.000%, 9/1/2022	1,088,420
	TOTAL	18,171,763
	Oregon—1.3%
1,450,000	Port of Portland, OR Airport, Portland International Airport Revenue Bonds (Series Twenty-Seven A), 5.000%, 7/1/2026	1,770,696
1,700,000	Port of Portland, OR Airport, Portland International Airport Revenue Bonds (Series Twenty-Seven A), 5.000%, 7/1/2027	2,117,792
1,600,000	Port of Portland, OR Airport, Portland International Airport Revenue Bonds (Series Twenty-Seven A), 5.000%, 7/1/2028	2,023,984
2,635,000	Port of Portland, OR Airport, Portland International Airport Revenue Bonds (Series Twenty-Seven A), 5.000%, 7/1/2029	3,373,143
2,400,000	Port of Portland, OR Airport, Portland International Airport Revenue Bonds (Series Twenty-Seven A), 5.000%, 7/1/2030	3,106,560
	TOTAL	12,392,175
	Pennsylvania—6.4%
850,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Refunding Bonds (Series 2016), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/1/2025	1,049,163
2,000,000	Berks County, PA Municipal Authority (Tower Health), Revenue Bonds (Series 2020B-1) TOBs, 5.000%, Mandatory Tender 2/1/2025	2,169,140
2,000,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2021	2,013,180
1,115,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.000%, 1/1/2022	1,150,925
1,155,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.000%, 1/1/2024	1,244,478
500,000	East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 4.000%, 12/1/2020	502,225

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$500,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2022	$538,445
750,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2023	832,275
12,500,000	[1]	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2014B) FRNs, 1.167% (1-month USLIBOR x 0.67 +1.070%), Mandatory Tender 6/1/2024	12,464,125
5,000,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), Pollution Control Revenue Refunding Bonds (Series 2016A) TOBs, 1.800%, Mandatory Tender 9/1/2022	5,060,750
2,250,000	[1]	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Bonds (Series 2018C) FRNs, 0.840% (SIFMA 7-day +0.720%), Mandatory Tender 9/1/2023	2,248,627
1,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 1.149% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	996,400
6,500,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2011) TOBs, 2.150%, Mandatory Tender 7/1/2024	6,786,455
2,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 0.700%, Mandatory Tender 8/2/2021	2,001,660
2,000,000		Pennsylvania EDFA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2004A), 1.850%, 11/1/2021	2,025,140
2,000,000	[1]	Pennsylvania HFA, SFM Revenue Bonds (Series 2018-127C) FRNs, 0.676% (1-month USLIBOR x 0.70 +0.570%), Mandatory Tender 10/1/2023	1,998,020
1,500,000		Pennsylvania State Higher Education Facilities Authority (University of the Sciences in Philadelphia), Revenue Refunding Bonds (Series 2015A), 5.000%, 11/1/2023	1,601,745
250,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2020B), 5.000%, 12/1/2026	316,713
400,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2020B), 5.000%, 12/1/2027	517,968
500,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2020B), 5.000%, 12/1/2028	658,045
750,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2020B), 5.000%, 12/1/2029	997,185
525,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2020B), 5.000%, 12/1/2030	710,777
5,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B) FRNs, 1.100% (SIFMA 7-day +0.980%), 12/1/2021	5,020,950
1,700,000		Philadelphia, PA Gas Works, 1998 General Ordinance Revenue Refunding Bonds (14th Series 2016), 5.000%, 10/1/2021	1,775,820
1,000,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2025	1,182,200
1,000,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2026	1,217,470
1,250,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2027	1,560,800
1,470,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes) FRNs, (Pennsylvania School District Intercept Program GTD), 0.955% (1-month USLIBOR x 0.68 +0.850%), Mandatory Tender 4/1/2021	1,468,045
		TOTAL	60,108,726
		Rhode Island—1.1%
2,250,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2021	2,301,727
2,250,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2022	2,384,820
2,000,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2023	2,186,320
3,285,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2024	3,686,953
		TOTAL	10,559,820
		South Carolina—0.9%
1,000,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.000%, 12/1/2020	1,007,990
7,200,000		Laurens County, SC Water and Sewer Commission, Waterworks Distribution System Bond Anticipation Notes (Series 2020), 1.375%, 2/1/2022	7,249,608
		TOTAL	8,257,598
		South Dakota—0.1%
750,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.000%, 6/1/2023	836,063
		Tennessee—1.4%
11,300,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	13,178,851

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Tennessee—continued
$330,000		Tennessee Housing Development Agency, Revenue Refunding Bonds (Series 220142C), 4.000%, 1/1/2045	$350,038
		TOTAL	13,528,889
		Texas—16.1%
1,500,000		Alvin, TX Independent School District, Variable Rate Unlimited Tax Schoolhouse Bonds (Series 2014B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.450%, Mandatory Tender 8/15/2023	1,498,590
600,000		Austin, TX Airport System, Revenue Bonds (Series 2019B), 5.000%, 11/15/2024	701,010
650,000		Austin, TX Airport System, Revenue Bonds (Series 2019B), 5.000%, 11/15/2025	780,721
1,000,000		Austin, TX Airport System, Revenue Bonds (Series 2019B), 5.000%, 11/15/2026	1,227,330
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B) TOBs, 5.000%, Mandatory Tender 1/7/2021	5,014,000
1,400,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.000%, 1/1/2021	1,415,778
1,500,000		Dallas, TX Area Rapid Transit, Revenue Refunding Bonds (Series 2016B), 5.000%, 12/1/2022	1,655,535
9,000,000		Denton, TX Independent School District, Variable Rate UT GO School Building Bonds (Series 2014-B) TOBs, (Texas Permanent School Fund Guarantee Program INS), 2.000%, Mandatory Tender 8/1/2024	9,513,270
6,580,000		Eagle Mountain-Saginaw, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2011) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2024	6,934,662
3,000,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.750%, Mandatory Tender 8/1/2025	3,124,050
5,920,000		Fort Bend, TX Independent School District, UT GO Refunding Bonds (Series 2019A) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.950%, Mandatory Tender 8/1/2022	6,100,382
2,500,000		Fort Bend, TX Independent School District, Variable Rate Unlimited Tax School Building and Refunding Bonds (Series 2020B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.875%, Mandatory Tender 8/1/2025	2,520,100
2,500,000		Georgetown, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.750%, Mandatory Tender 8/1/2022	2,612,675
2,900,000		Harlandale, TX Independent School District, Fixed and Variable Rate Unlimited Tax Refunding Bonds (Series 2020) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.750%, Mandatory Tender 8/15/2025	2,900,638
5,635,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 1.020% (SIFMA 7-day +0.900%), 6/1/2022	5,656,807
4,500,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 1.070% (SIFMA 7-day +0.950%), 6/1/2023	4,529,655
5,685,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 1.170% (SIFMA 7-day +1.050%), 6/1/2024	5,756,802
5,000,000		Harris County, TX Education Facilities Finance Corp. (Texas Children's Hospital), Hospital Revenue Bonds (Series 2019B) TOBs, 4.918%, Mandatory Tender 10/1/2024	5,875,250
2,000,000		Hutto, TX Independent School District, Unlimited Tax School Building Bonds (Series 2017) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2025	2,129,620
1,905,000	[1]	Irving, TX Hospital Authority (Baylor Scott & White Medical Center, Irving), Hospital Revenue Bonds (Series 2017B) FRNs, 1.220% (SIFMA 7-day +1.100%), Mandatory Tender 10/15/2023	1,954,700
1,500,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2024	1,742,820
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2025	1,200,660
750,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2026	925,995
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2027	1,266,980
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2028	1,295,740
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020), 5.000%, 5/15/2025	1,200,660
1,250,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020), 5.000%, 5/15/2026	1,543,325
2,300,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), Pollution Control Revenue Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	2,437,494
7,535,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2013C) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2024	7,955,905

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$3,000,000	Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2023	$3,131,340
3,000,000	Mission, TX Economic Development Corp. (Republic Services, Inc.), (Series 2020 A) TOBs, 0.500%, Mandatory Tender 11/2/2020	3,000,690
5,400,000	Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series A) TOBs, 0.400%, Mandatory Tender 12/1/2020	5,400,162
855,000	New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2022	880,308
945,000	New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2024	1,013,012
980,000	New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2025	1,068,602
735,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 4.000%, 11/1/2021	751,817
500,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2023	545,375
625,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2024	699,413
1,105,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2025	1,255,225
1,500,000	North East, TX Independent School District, Variable Rate UT GO Refunding Bonds (Series 2019) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.200%, Mandatory Tender 8/1/2024	1,586,925
1,400,000	North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2025	1,541,344
2,000,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2019B), 5.000%, 1/1/2025	2,359,880
2,500,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2019B), 5.000%, 1/1/2026	3,029,775
2,500,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2019B), 5.000%, 1/1/2027	3,106,550
7,945,000	Northside, TX Independent School District, Variable Rate UT GO School Building and Refunding Bonds (Series 2019) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.600%, Mandatory Tender 8/1/2024	8,256,126
6,000,000	Pflugerville, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.500%, Mandatory Tender 8/15/2023	6,328,560
2,500,000	Prosper, TX Independent School District, Adjustable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/15/2023	2,599,200
550,000	Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.000%, 10/1/2021	574,365
7,500,000	San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2020) TOBs, 1.750%, Mandatory Tender 12/1/2025	7,832,700
4,000,000	San Antonio, TX Water System, Water System Variable Rate Junior Lien Revenue Bonds (Series 2019A) TOBs, 2.625%, Mandatory Tender 5/1/2024	4,271,720
	TOTAL	150,704,243
	Utah—0.5%
4,000,000	Utah County, UT Hospital Revenue (IHC Health Services, Inc.), Revenue Bonds (Series 2020 B-2) TOBs, 5.000%, Mandatory Tender 8/1/2026	4,995,160
	Virginia—2.3%
4,500,000	Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds Anticipation Notes (Series 2019), 5.000%, 11/1/2023	5,047,425
7,500,000	Louisa, VA IDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.900%, Mandatory Tender 6/1/2023	7,752,750
2,500,000	Virginia State Public Building Authority Public Facilities, Public Facilities Revenue Refunding Bonds (Series 2020B), 5.000%, 8/1/2025	3,065,050
1,500,000	Virginia State Public Building Authority Public Facilities, Public Facilities Revenue Refunding Bonds (Series 2020B), 5.000%, 8/1/2030	2,069,670
3,750,000	Wise County, VA IDA (Virginia Electric & Power Co.), (Series 2010A) TOBs, 1.200%, Mandatory Tender 5/31/2024	3,815,475
	TOTAL	21,750,370
	Washington—3.3%
1,000,000	Energy Northwest, WA, Columbia Generating Station Electric Revenue Refunding Bonds (Series 2020A), 5.000%, 7/1/2030	1,374,150
2,000,000	Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2017-A), 5.000%, 7/1/2026	2,160,440

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$1,250,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2020A), 5.000%, 7/1/2027	$1,616,263
1,000,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2020A), 5.000%, 7/1/2028	1,320,940
1,750,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2022	1,871,135
2,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2023	2,212,340
1,500,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2024	1,718,220
1,825,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2025	2,153,062
2,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2026	2,413,340
2,000,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds—SIFMA Index (Series 2018C) FRNs, 0.610% (SIFMA 7- day +0.490%), Mandatory Tender 11/1/2023	2,006,700
1,500,000		Seattle, WA Municipal Light & Power, Revenue Refunding Bonds (Series 2016C), 5.000%, 10/1/2023	1,715,235
3,760,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 1.201% (1-month USLIBOR x 0.67 +1.100%), Mandatory Tender 7/1/2022	3,782,823
3,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIFMA Index Revenue Bonds (Series 2017C) FRNs, 1.170% (SIFMA 7-day +1.050%), Mandatory Tender 7/3/2023	3,029,460
3,000,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), Revenue Bonds (Series 2012B) TOBs, 5.000%, Mandatory Tender 10/1/2021	3,134,730
		TOTAL	30,508,838
		West Virginia—0.4%
4,000,000		West Virginia EDA Solid Waste Disposal Facilities (Appalachian Power Co.), Revenue Refunding Bonds Amos Project (Series 2015A) TOBs, 2.550%, Mandatory Tender 4/1/2024	4,206,960
		Wisconsin—0.1%
1,310,000		Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran), Revenue Bonds (Series 2011A), 5.000%, 10/15/2020	1,312,109
		Wyoming—0.3%
3,000,000		Sweetwater County, WY PCRB (Idaho Power Co.), PCR Refunding Bonds (Series 2006), 1.700%, 7/15/2026	3,117,360
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $830,930,933)	849,394,665
	[1]	SHORT-TERM MUNICIPALS—9.8%
		Alabama—0.3%
2,400,000		Wilsonville, AL IDB (Alabama Power Co.), (Series D) (Gaston Plant) Daily VRDNs, 0.150%, 10/1/2020	2,400,000
		California—2.6%
17,600,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDNs, 0.680%, 10/1/2020	17,600,000
6,700,000		Nuveen California Quality Municipal Income Fund, PUTTERs 3a-7 (Series 5038) (VRDP Series 5) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.290%, 10/1/2020	6,700,000
		TOTAL	24,300,000
		Georgia—1.0%
1,300,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 0.170%, 10/1/2020	1,300,000
2,000,000		Burke County, GA Development Authority (Georgia Power Co.), (1st Series 2009) Daily VRDNs, 0.160%, 10/1/2020	2,000,000
5,250,000		Burke County, GA Development Authority (Georgia Power Co.), (2018 1st Series) Daily VRDNs, 0.160%, 10/1/2020	5,250,000
800,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 2008) Daily VRDNs, 0.170%, 10/1/2020	800,000
		TOTAL	9,350,000
		New York—0.3%
1,850,000		New York City, NY, (Series B-3) Weekly VRENs, 0.360%, 10/1/2020	1,850,000
1,400,000		New York State Mortgage Agency, (Series 135) Daily VRDNs, (Barclays Bank plc LIQ), 0.160%, 10/1/2020	1,400,000
		TOTAL	3,250,000
		Texas—4.6%
1,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 0.300%, 10/7/2020	1,500,000
3,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (BASF Corp.), (Series 1998) Weekly VRDNs, (BASF SE GTD), 0.300%, 10/7/2020	3,000,000
2,700,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 0.170%, 10/1/2020	2,700,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$15,995,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 0.170%, 10/1/2020	$15,995,000
15,675,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 0.190%, 10/1/2020	15,675,000
4,600,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 0.400%, 10/7/2020	4,600,000
		TOTAL	43,470,000
		Utah—0.1%
1,450,000		Weber County, UT (IHC Health Services, Inc.), (Series 2000B) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.080%, 10/7/2020	1,450,000
		Wisconsin—0.5%
4,500,000		Wisconsin State HEFA (Marshfield Clinic), (Series 2020C) Weekly VRENs, 0.370%, 10/1/2020	4,500,000
		Wyoming—0.4%
3,500,000		Sublette County, WY (Exxon Capital Ventures, Inc.), (Series 2014) Daily VRDNs, (Exxon Mobil Corp. GTD), 0.160%, 10/1/2020	3,500,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $92,220,000)	92,220,000
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $923,150,933)	941,614,665
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[3]	(5,016,506)
		TOTAL NET ASSETS—100%	$936,598,159
Securities that are subject to the federal alternative minimum tax (AMT) represent 9.4% of the Fund's portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2020, these restricted securities amounted to $5,517,405, which represented 0.6% of total net assets.
Additional information on restricted securities held at September 30, 2020, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2009A) TOBs, 1.300%, Mandatory Tender 2/3/2025	1/30/2020	$1,500,000	$1,516,485
California PCFA (Republic Services, Inc.), Solid Waste Refunding Revenue Bonds (Series 2010A) TOBs, 0.500%, Mandatory Tender 11/2/2020	7/31/2020	$4,000,000	$4,000,920
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FRNs	—Floating Rate Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LT	—Limited Tax
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PILOT	—Payment in Lieu of Taxes
PUTTERs	—Puttable Tax-Exempt Receipts
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Purchases
VRENs	—Variable Rate Extendible Notes